Note 3 - Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Outstanding, net carrying amount	$ 1,002
Outstanding, net carrying amount	0	$ 1,002
Issuance of Common Stock for Extinguishment of Convertible Debt [Member]
Issuance of common stock for extinguishment of convertible debt	(1,330)	(670)
Issuance of common stock for extinguishment of convertible debt, amortized debt discuont	153	170
Issuance of common stock for extinguishment of convertible debt	(1,177)
The Notes [Member] | Convertible Debt [Member]
Outstanding, principal amount	1,330
Outstanding, amortized debt discount	(328)
Outstanding, net carrying amount	1,002
Amortization of debt discount	175
Outstanding, principal amount	0	1,330
Outstanding, amortized debt discount	0	(328)
Outstanding, net carrying amount	$ 0	$ 1,002